Subordinated liabilities - Narrative (Details) £ in Millions, R$ in Millions, $ in Millions																					1 Months Ended	12 Months Ended
	Dec. 01, 2025 EUR (€)	Jul. 02, 2025 EUR (€)	Feb. 17, 2025 EUR (€)	Aug. 01, 2024 EUR (€)	May 20, 2024 EUR (€)	Mar. 14, 2024 EUR (€)	Jan. 22, 2024 EUR (€)	Nov. 21, 2023 EUR (€) branch	Nov. 16, 2023	Oct. 01, 2023 BRL (R$)	Aug. 08, 2023 EUR (€)	May 23, 2023 EUR (€)	Nov. 22, 2021 EUR (€)	Oct. 04, 2021 EUR (€)	Sep. 21, 2021 EUR (€)	May 12, 2021 EUR (€)	Dec. 03, 2020 EUR (€)	Oct. 22, 2020 EUR (€)	Jan. 14, 2020 EUR (€)	Feb. 08, 2018 EUR (€)	Nov. 30, 2021 BRL (R$)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 01, 2025 BRL (R$)	Nov. 19, 2025 EUR (€)	Sep. 24, 2025 EUR (€)	Aug. 05, 2025 EUR (€)	Mar. 18, 2025 EUR (€)	Feb. 06, 2025 EUR (€)	Nov. 28, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Aug. 01, 2024 USD ($)	Mar. 14, 2024 USD ($)	Feb. 08, 2024 EUR (€)	Feb. 08, 2024 USD ($)	Dec. 29, 2023 EUR (€)	Nov. 21, 2023 USD ($) branch	Aug. 08, 2023 USD ($)	Apr. 25, 2022 EUR (€)	Nov. 22, 2021 USD ($)	Oct. 04, 2021 GBP (£)	May 12, 2021 USD ($)	Dec. 03, 2020 USD ($)
Financial instruments
Notional amount																						€ 505,992,000,000	€ 511,727,000,000	€ 418,294,000,000
Subordinated liabilities																						8,822,000,000	4,096,000,000	2,931,000,000
Number of series of convertible preferred stock issued | branch								2																														2
Deposits redeemable at notice
Financial instruments
Accrued interest																						1,486,000,000	1,357,000,000	1,010,000,000
Increase in accrued interest																						€ 622,000,000	€ 620,000,000	€ 492,000,000
Deposits redeemable at notice | Issuance By Banco Santander SA In January 2024
Financial instruments
Notional amount							€ 1,250,000,000
Subordinated issue, interest rate							5.00%
Subordinated issue, adjustment to reference rate							2.50%
Notional amount, placed on the market (in percentage)							99.74%
Subordinated issue, euro swap rate term							5 years
Deposits redeemable at notice | Issuance By Banco Santander SA In May 2023
Financial instruments
Notional amount												€ 1,500,000,000
Subordinated issue, interest rate												5.75%
Subordinated issue, initial interest rate term												5 years 3 months
Subordinated issue, adjustment to reference rate												2.85%
Subordinated issue, term												10 years 3 months
Notional amount, placed on the market (in percentage)												99.739%
Subordinated issue, euro swap rate term												5 years
Deposits redeemable at notice | Issuance By Santander Bank Polska S.A. In August 2010 | Santander Bank Polska S.A.
Financial instruments
Notional amount																															€ 100,000,000
Tier 1 Contingently Convertible Preferred Securities
Financial instruments
Notional amount																																								€ 750,000,000
Repaid By Banco Santander S.A. In December 2025 | Deposits redeemable at notice
Financial instruments
Notional amount	€ 60,000,000
Issuance By Banco Santander S.A. In November 2025 | Deposits redeemable at notice
Financial instruments
Notional amount																										€ 1,500,000,000
Repaid By Banco Santander S.A. In September 2025 | Deposits redeemable at notice
Financial instruments
Notional amount																											€ 50,000,000
Repaid By Banco Santander S.A. In August 2025, ISIN XS1384064587 | Deposits redeemable at notice
Financial instruments
Notional amount																												€ 1,500,000,000
Subordinated issue, interest rate																												3.25%
Repaid By Banco Santander S.A. In August 2025, ISIN XS1548444816 | Deposits redeemable at notice
Financial instruments
Notional amount																												€ 1,000,000,000
Subordinated issue, interest rate																												3.125%
Repaid By Banco Santander S.A. In July 2025 | Subordinated liabilities, preference shares
Financial instruments
Notional amount		€ 466,600,000
Memorandum items: subordinated liabilities		1,033,400,000
Banco Santander, S.A., July 2025 | Subordinated liabilities, preference shares
Financial instruments
Notional amount		€ 1,500,000,000
Subordinated issue, interest rate		6.00%
Subordinated issue, initial interest rate term		6 years
Subordinated issue, interest rate reprice term		5 years
Subordinated issue, mid-swap rate term		5 years
Banco Santander, S.A., July 2025 | Subordinated liabilities, preference shares | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate		3.819%
Banco Santander, S.A., July 2025 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																						6.00%
Subordinated issue, initial interest rate term																						6 years
Subordinated issue, interest rate reprice term																						5 years
Subordinated issue, UST rate term																						5 years
Issuance By Banco Santander S.A. In March 2025 | Deposits redeemable at notice
Financial instruments
Notional amount																													€ 1,500,000,000
Issuance By Banco Santander S.A. In April 2016 | Deposits redeemable at notice
Financial instruments
Notional amount																														€ 1,500,000,000
Subordinated liabilities			€ 600,800,000
Issuance By Banco Santander S.A. In January 2017 | Deposits redeemable at notice
Financial instruments
Notional amount																														€ 1,000,000,000
Subordinated liabilities			€ 563,600,000
Banco Santander, S.A., August 2024 | Subordinated liabilities, preference shares
Financial instruments
Notional amount				€ 1,356,000,000																													$ 1,500
Subordinated issue, interest rate				8.00%																													8.00%
Subordinated issue, initial interest rate term				10 years
Subordinated issue, interest rate reprice term				5 years
Subordinated issue, mid-swap rate term				5 years
Banco Santander, S.A., August 2024 | Subordinated liabilities, preference shares | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate				3.911%																													3.911%
Banco Santander, S.A., August 2024 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																						8.00%
Subordinated issue, initial interest rate term																						10 years
Subordinated issue, interest rate reprice term																						5 years
Subordinated issue, UST rate term																						5 years
Repaid by Banco Santander S.A. in May 2024 | Subordinated liabilities, preference shares
Financial instruments
Notional amount					€ 1,312,000,000
Memorandum items: subordinated liabilities					187,600,000
Banco Santander, S.A., May 2024 | Subordinated liabilities, preference shares
Financial instruments
Notional amount					€ 1,500,000,000
Subordinated issue, interest rate					7.00%
Subordinated issue, initial interest rate term					6 years
Subordinated issue, interest rate reprice term					5 years
Subordinated issue, mid-swap rate term					5 years
Banco Santander, S.A., May 2024 | Subordinated liabilities, preference shares | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate					4.432%
Banco Santander, S.A., May 2024 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																						7.00%
Subordinated issue, initial interest rate term																						6 years
Subordinated issue, interest rate reprice term																						5 years
Subordinated issue, mid-swap rate term																						5 years
Issuance by Banco Santander S.A. in March 2024 | Deposits redeemable at notice
Financial instruments
Notional amount						€ 1,158,000,000																												$ 1,250
Subordinated issue, interest rate						6.35%																												6.35%
Subordinated issue, term						10 years
Repaid by Banco Santander S.A. in February 2024 | Tier 1 Contingently Convertible Preferred Securities
Financial instruments
Notional amount																																			€ 1,110,000,000	$ 1,200
Issuance by Banco Santander S.A. in September 2017 | Tier 1 Contingently Convertible Preferred Securities
Financial instruments
Notional amount																																					€ 1,000,000,000
Issuance by Banco Santander S.A. in November 2023 | Subordinated Liabilities, Preference Shares, First Series
Financial instruments
Notional amount								€ 1,054,000,000																														$ 1,150
Subordinated issue, interest rate								9.625%																														9.625%
Subordinated issue, initial interest rate term									5 years 6 months
Subordinated issue, interest rate reprice term								5 years
Subordinated issue, adjustment to reference rate								5.306%																														5.306%
Subordinated issue, UST rate term								5 years
Issuance by Banco Santander S.A. in November 2023 | Subordinated Liabilities, Preference Shares, Second Series
Financial instruments
Notional amount								€ 1,235,000,000																														$ 1,350
Subordinated issue, interest rate								9.625%																														9.625%
Subordinated issue, initial interest rate term								10 years
Subordinated issue, interest rate reprice term								5 years
Subordinated issue, adjustment to reference rate								5.298%																														5.298%
Subordinated issue, UST rate term								5 years
Issuance by Banco Santander S.A. in August 2023 | Deposits redeemable at notice
Financial instruments
Notional amount											€ 1,821,000,000																												$ 2,000
Subordinated issue, interest rate											6.921%																												6.921%
Subordinated issue, term											10 years
Issuance by Banco Santander S.A. in November 2021 | Subordinated debentures
Financial instruments
Notional amount													€ 1,007,000,000																												$ 1,000
Subordinated issue, interest rate													3.225%																												3.225%
Subordinated issue, initial interest rate term													10 years
Subordinated issue, adjustment to reference rate													1.60%																												1.60%
Subordinated issue, term													11 years
Subordinated issue, US government bond term													1 year
Issuance by Banco Santander S.A. in October 2021 | Subordinated debentures
Financial instruments
Notional amount														€ 887,000,000																												£ 850
Subordinated issue, interest rate														2.25%																												2.25%
Subordinated issue, initial interest rate term														6 years
Subordinated issue, adjustment to reference rate														1.65%																												1.65%
Subordinated issue, term														11 years
Subordinated issue, UK government bond term														5 years
Banco Santander, S.A., September 2021 | Subordinated liabilities, preference shares
Financial instruments
Notional amount															€ 1,000,000,000
Subordinated issue, interest rate															3.625%
Subordinated issue, initial interest rate term															8 years
Subordinated issue, interest rate reprice term															5 years
Subordinated issue, adjustment to reference rate															3.76%
Subordinated issue, mid-swap rate term															5 years
Subordinated issue, notional amount, placed on the market															€ 997,000,000
Banco Santander, S.A., September 2021 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																						3.625%
Subordinated issue, initial interest rate term																						8 years
Subordinated issue, interest rate reprice term																						5 years
Subordinated issue, mid-swap rate term																						5 years
Banco Santander, S.A., September 2021 | Subordinated liabilities, preferred securities | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate																						3.76%
Issuance by Banco Santander S.A. in May 2021 | Subordinated liabilities, preference shares
Financial instruments
Notional amount																€ 1,578,000,000
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Financial instruments
Notional amount																€ 828,000,000																											$ 1,000
Subordinated issue, interest rate																4.75%																											4.75%
Subordinated issue, initial interest rate term																6 years
Subordinated issue, interest rate reprice term																5 years
Subordinated issue, adjustment to reference rate																3.753%																											3.753%
Subordinated issue, UST rate term																5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																						4.75%
Subordinated issue, initial interest rate term																						6 years
Subordinated issue, interest rate reprice term																						5 years
Subordinated issue, mid-swap rate term																						5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Financial instruments
Notional amount																€ 750,000,000
Subordinated issue, interest rate																4.125%																											4.125%
Subordinated issue, initial interest rate term																7 years
Subordinated issue, interest rate reprice term																5 years
Subordinated issue, adjustment to reference rate																4.311%																											4.311%
Subordinated issue, mid-swap rate term																5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																						4.125%
Subordinated issue, initial interest rate term																						7 years
Subordinated issue, interest rate reprice term																						5 years
Subordinated issue, mid-swap rate term																						5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate																						4.311%
Issuance by Banco Santander S.A. in December 2020 | Subordinated debentures
Financial instruments
Notional amount																	€ 1,222,000,000																											$ 1,500
Subordinated issue, interest rate																	2.749%																											2.749%
Subordinated issue, initial interest rate term																	10 years
Issuance by Banco Santander S.A. in October 2020 | Subordinated debentures
Financial instruments
Notional amount																		€ 1,000,000,000
Subordinated issue, interest rate																		1.625%
Subordinated issue, initial interest rate term																		10 years
Banco Santander, S.A., January 2020 | Subordinated liabilities, preferred securities
Financial instruments
Notional amount																			€ 1,500,000,000
Subordinated issue, interest rate																			4.375%			4.375%
Subordinated issue, initial interest rate term																			6 years			6 years
Subordinated issue, interest rate reprice term																			5 years			5 years
Subordinated issue, adjustment to reference rate																			4.534%
Subordinated issue, mid-swap rate term																			5 years			5 years
Banco Santander, S.A., January 2020 | Subordinated liabilities, preferred securities | 5-Year Mid-Swap Rate (Euro)
Financial instruments
Subordinated issue, adjustment to reference rate																						4.534%
Issuance by Banco Santander S.A. in February 2018 | Subordinated debentures
Financial instruments
Subordinated issue, interest rate																				2.125%
Memorandum items: subordinated liabilities																				€ 1,250,000,000
Subordinated issue, initial interest rate term																				10 years
Issuance By Banco Santander Brasil In December 2025 | Tier 2 Subordinated Debt | Banco Santander (Brasil) S.A.
Financial instruments
Subordinated issue, interest rate	0.65%																								0.65%
Memorandum items: subordinated liabilities | R$																									R$ 2,400
Subordinated issue, initial interest rate term	10 years
Subordinated issue, first call date	5 years
Issuance by Banco Santander Brasil in September 2024 | Additional Tier 1 Financial Notes | Banco Santander (Brasil) S.A.
Financial instruments
Notional amount | $																																$ 7,600
Subordinated issue, interest rate																																140.00%
Subordinated issue, interest rate, UST																																2.22%
Issuance by Banco Santander Brasil in October 2023 | Subordinated Financial Bills (TIER II) | Banco Santander (Brasil) S.A.
Financial instruments
Subordinated issue, interest rate										1.60%
Memorandum items: subordinated liabilities | R$										R$ 6,000
Subordinated issue, initial interest rate term										10 years
Issuance by Banco Santander Brasil in November 2021 | Subordinated Financial Bills (TIER II) | Banco Santander (Brasil) S.A.
Financial instruments
Subordinated issue, interest rate																					2.00%
Memorandum items: subordinated liabilities | R$																					R$ 5,500
Subordinated issue, initial interest rate term																					10 years